CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011
Current assets:
Cash and cash equivalents	$ 117,174	$ 132,630
Accounts receivable, net of allowance for doubtful accounts of $160 and $148	132,917	200,742
Inventories	171,605	164,180
Prepaid expenses	3,134	3,296
Deferred income taxes	228	9,020
Other current assets	7,121	7,016
Total current assets	432,179	516,884
Property, plant and equipment, net	40,194	45,215
Intangible assets, net	14,975	18,128
Deferred income taxes	23,929	13,476
Total assets	511,277	593,703
Current liabilities:
Accounts payable	82,125	168,696
Employee compensation and benefits payable	17,961	21,786
Deferred revenue	18,521	7,692
Income taxes payable	369	43
Other accrued liabilities	17,767	26,312
Total current liabilities	136,743	224,529
Total liabilities	136,743	224,529
Commitments and contingencies (note 13)
Shareholders' equity
Common shares (in thousands), par value $0.01 per share 70,000 authorized, 27,024 and 27,568 issued and outstanding	270	276
Additional paid-in capital	354,593	361,070
Accumulated other comprehensive income (deficit)	863	(1,337)
Accumulated income	18,808	9,165
Total shareholders' equity	374,534	369,174
Total liabilities and shareholders' equity	$ 511,277	$ 593,703